SEGMENT REPORTING (Details) - segment	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Number of operating segments (in segment)	1
Geographic Concentration Risk [Member] | CHINA [Member] | Total revenue [Member]
Concentration Risk Threshold Percentage	90.00%	90.00%